Note 16 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Millions	Feb. 13, 2024	Dec. 31, 2023	Dec. 31, 2022
Proceeds from insurance coverage claim	$ 5.4
Common Stock, Par or Stated Value Per Share		$ 0.25	$ 0.25
Common Stock [Member] | Cash Dividend
Common Stock, Par or Stated Value Per Share	$ 0.00625
Common Stock [Member] | Cash Dividend | Maximum [Member]
Common Stock, Par or Stated Value Per Share	0.00375
Common Stock [Member] | Cash Dividend | Minimum [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0025